Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2017
Net loss per ordinary share attributable to Stratasys Ltd.
Schedule of Calculation of Basic and Diluted Net Loss Per Share

The following table presents the computation of basic and diluted net loss per share:

	Year ended December 31,
	2017	2016	2015
	(In thousands, except per share amounts)
Numerator:
Net loss attributable to Stratasys Ltd.	$(39,981)	$(77,219)	$(1,372,835)
Adjustment of redeemable non-controlling interest to redemption amount	-	-	(1,800)
Net loss attributable to Stratasys Ltd. for basic loss per share	(39,981)	(77,219)	(1,374,635)

Adjustment of deferred payments liability revaluation	-	(830)	-
Net loss attributable to Stratasys Ltd. for diluted loss per share	(39,981)	(78,049)	(1,374,635)

Denominator:
Add:
Weighted average shares – denominator for basic net loss per share	52,959	52,330	51,592
Add:
Shares settlement presumed for deferred payments liability	-	252	-
Denominator for diluted loss per share	52,959	52,582	51,592
Net loss per share
Basic	$(0.75)	$(1.48)	$(26.64)
Diluted	$(0.75)	$(1.48)	$(26.64)